Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue from sale of goods, related party transactions	$ 5,142	$ 7,442	$ 8,259
Purchases of goods, related party transactions	$ 1,151	$ 1,092	$ 1,116